Other Assets - Schedule of Fair Value and Amortized Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	$ 204.5	$ 156.8
Amortized Cost/Cost	191.3	156.9
Bonds
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	127.2	104.4
Amortized Cost/Cost	125.0	105.1
Equity securities
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	77.3	52.4
Amortized Cost/Cost	$ 66.3	$ 51.8